Loans Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 3,178,597	$ 2,725,286	$ 1,237,665
Government insured pool buyouts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	1,972,701	1,939,114
Mortgage warehouse
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	1,105,985	761,818
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	99,911	24,354
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale		2,709,825	1,222,529
Commercial and Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale		$ 15,461	$ 15,136